Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 1,805,414	$ 3,765,277	$ 567,081
Accounts receivable, net	201,939	72,986	125,859
Current portion of net investment in direct financing lease	76,661	72,682	65,333
Inventory	138,781	254,951	173,575
Other current assets	650,308	237,769	753,505
Total current assets	2,873,103	4,403,665	1,685,353
Property and Equipment, net	148,493	97,829	161,820
Other Assets	136,163	240,223	383,066
Intangible Assets, net	3,941,547	4,527,476	5,593,612
Goodwill	4,183,232	4,183,232	5,218,861
Net investment in direct financing lease, net of current portion	382,671	422,021	494,703
Total assets	11,665,209	13,874,446	13,537,415
Current Liabilities:
Accounts payable and accrued expenses	2,103,954	2,665,132	2,215,912
Notes payable obligation, current portion	4,632	5,947	5,341
Capital lease obligation, current portion	30,763	39,232	34,816
Contract liabilities		237,690	425,276
Convertible debt	662,000
Deferred revenue	461,083	237,690
Total current liabilities	3,262,432	2,948,001	2,681,345
Long-term liabilities:
Capital lease obligation, net of current portion		10,562	49,794
Notes payable, net of discounts and current portion	485,760	487,339	1,970,937
Convertible debt		5,800,976	428,000
Other liabilities		47,809	131,568
Total liabilities	3,748,192	9,294,687	5,261,644
Commitments and Contingencies (Note 13)
Stockholders’ Equity:
Common stock value	2,137	1,964	1,727
Additional paid in capital	111,493,973	102,651,304	95,032,252
Accumulated deficit	(103,781,760)	(98,234,151)	(86,935,593)
Accumulated comprehensive income	202,667	160,642	177,385
Total stockholders’ equity	7,917,017	4,579,759	8,275,771
Total liabilities and stockholders’ equity	$ 11,665,209	$ 13,874,446	$ 13,537,415